PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
PREPAID EXPENSE AND OTHER CURRENT ASSETS, NET
Prepaid social security-employee portion	$ 2,709	$ 2,111
Loans to third parties and employees	1,307,874	86,674
Security deposits	94,520	83,229
Deferred IPO costs	433,007	448,535
Others	104,538	16,725
Subtotal	1,942,648	637,274
Less: allowance for credit loss	(19,647)
Prepaid expenses and other current assets, net	1,923,001	637,274
Allowance for credit loss on loans to third parties and employees	$ 19,647	$ 0